Share-based Compensation - Summary of Assumptions Used to Determine Fair Value of Share Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Exercise price (US$)	$ 0.0024	$ 0.0387
Expected forfeiture rate (post-vesting)	12.66%	4.99%
Expected volatility	55.79%	54.68%
Excepted term (in years)	7 years 8 months 12 days	8 years 7 months 13 days
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	3.9934%	4.5395%